Other comprehensive income (loss) (Tables)	12 Months Ended
Dec. 31, 2020
Equity [Abstract]
Components of Other Comprehensive Income (Loss)

Components of other comprehensive income (loss)	Year ended Dec. 31,
	2020			2019			2018
(in millions)	Pre-tax amount	Tax (expense) benefit	After-tax amount	Pre-tax amount	Tax (expense) benefit	After-tax amount	Pre-tax amount	Tax (expense) benefit	After-tax amount
Foreign currency translation:
Foreign currency translation adjustments arising during the period (a)	$441	$67	$508	$135	$16	$151	$(157)	$(156)	$(313)
Total foreign currency translation	441	67	508	135	16	151	(157)	(156)	(313)
Unrealized gain (loss) on assets available-for-sale:
Unrealized gain (loss) arising during the period	1,573	(371)	1,202	680	(168)	512	(542)	126	(416)
Reclassification adjustment (b)	(33)	8	(25)	18	(4)	14	48	(12)	36
Net unrealized gain (loss) on assets available-for-sale	1,540	(363)	1,177	698	(172)	526	(494)	114	(380)
Defined benefit plans:
Prior service cost arising during the period	—	—	—	(1)	—	(1)	—	—	—
Net (loss) arising during the period	(138)	31	(107)	(121)	34	(87)	(244)	55	(189)
Amortization of prior service credit, net loss and initial obligation included in net periodic benefit cost (b)	95	(18)	77	52	(18)	34	93	(24)	69
Total defined benefit plans	(43)	13	(30)	(70)	16	(54)	(151)	31	(120)
Unrealized gain (loss) on cash flow hedges:
Unrealized hedge gain (loss) arising during the period	5	(1)	4	16	(7)	9	(15)	4	(11)
Reclassification of net (gain) loss to net income:
Interest rate contracts – interest expense	—	—	—	(7)	2	(5)	—	—	—
Foreign exchange (“FX”) contracts – other revenue	—	—	—	—	—	—	(2)	—	(2)
FX contracts – staff expense	1	—	1	(3)	2	(1)	4	(1)	3
Total reclassifications to net income	1	—	1	(10)	4	(6)	2	(1)	1
Net unrealized gain (loss) on cash flow hedges	6	(1)	5	6	(3)	3	(13)	3	(10)
Total other comprehensive income (loss)	$1,944	$(284)	$1,660	$769	$(143)	$626	$(815)	$(8)	$(823)
(a)    Includes the impact of hedges of net investments in foreign subsidiaries. See Note 23 for additional information.
(b)    The reclassification adjustment related to the unrealized gain (loss) on assets available-for-sale is recorded as net securities gains on the consolidated income statement. The amortization of prior service credit, net loss and initial obligation included in net periodic benefit cost is recorded as other expense on the consolidated income statement.

Changes in accumulated other comprehensive income (loss) attributable to The Bank of New York Mellon Corporation shareholders
				Unrealized gain (loss) on assets available-for-sale	Unrealized gain (loss) on cash flow hedges	Total accumulated other comprehensive income (loss), net of tax
(in millions)	Foreign currency translation	Pensions	Other post-retirement benefits
2017 ending balance	$(1,613)	$(887)	$(50)	$186	$7	$(2,357)
Adjustment for the cumulative effect of applying ASU 2017-12 for derivatives and hedging	—	—	—	(2)	—	(2)
Adjusted balance at Jan. 1, 2018	(1,613)	(887)	(50)	184	7	(2,359)
Change in 2018	(302)	(118)	(2)	(380)	(10)	(812)
2018 ending balance	$(1,915)	$(1,005)	$(52)	$(196)	$(3)	$(3,171)
Adjustment for the cumulative effect of applying ASU 2018-02 for income taxes	115	(213)	—	6	2	(90)
Adjusted balance at Jan. 1, 2019	(1,800)	(1,218)	(52)	(190)	(1)	(3,261)
Change in 2019	148	(57)	3	526	3	623
2019 ending balance	(1,652)	(1,275)	(49)	336	2	(2,638)
Impact of adopting ASU 2016-03, Financial Instruments – Credit Losses	—	—	—	(5)	—	(5)
Adjusted balance at Jan. 1, 2020	(1,652)	(1,275)	(49)	331	2	(2,643)
Change in 2020	506	(24)	(6)	1,177	5	1,658
2020 ending balance	$(1,146)	$(1,299)	$(55)	$1,508	$7	$(985)